Securities	9 Months Ended
Jul. 31, 2019
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Securities

NOTE 5:  SECURITIES

Unrealized Securities Gains (Losses)

The following table summarizes the unrealized gains and losses as at July 31, 2019 and October 31, 2018.

Unrealized Gains (Losses) for Securities at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)	As at
	July 31, 2019				October 31, 2018
	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value	Cost/ amortized cost[1]	Gross unrealized gains	Gross unrealized (losses)	Fair value
Securities at Fair Value Through Other Comprehensive Income
Government and government-related securities
Canadian government debt
Federal	$10,073	$57	$(1)	$10,129	$12,740	$38	$(47)	$12,731
Provinces	12,319	95	(13)	12,401	9,443	75	(11)	9,507
U.S. federal, state, municipal governments, and agencies debt	43,356	97	(72)	43,381	45,857	265	(356)	45,766
Other OECD government guaranteed debt	16,335	31	(7)	16,359	20,034	65	(3)	20,096
Mortgage-backed securities	5,687	40	(1)	5,726	6,575	59	(1)	6,633
	87,770	320	(94)	87,996	94,649	502	(418)	94,733
Other debt securities
Asset-backed securities	17,068	43	(25)	17,086	21,901	87	(19)	21,969
Non-agency collateralized mortgage obligation portfolio	277	–	–	277	471	1	–	472
Corporate and other debt	7,645	40	(26)	7,659	8,534	31	(58)	8,507
	24,990	83	(51)	25,022	30,906	119	(77)	30,948
Total debt securities	112,760	403	(145)	113,018	125,555	621	(495)	125,681
Equity securities
Common shares	1,592	31	(27)	1,596	1,725	118	(39)	1,804
Preferred shares	303	4	(58)	249	376	20	(26)	370
	1,895	35	(85)	1,845	2,101	138	(65)	2,174
Total securities at fair value through other comprehensive income	$114,655	$438	$(230)	$114,863	$127,656	$759	$(560)	$127,855

[1]	Includes the foreign exchange translation of amortized cost balances at the period-end spot rate.

Equity Securities Designated at Fair Value Through Other Comprehensive Income

The Bank designated certain equity securities shown in the following table as equity securities at FVOCI. The designation was made because the investments are held for purposes other than trading.

Equity Securities Designated at Fair Value Through Other Comprehensive Income
(millions of Canadian dollars)		As at	For the three months ended		For the nine months ended
	July 31, 2019	October 31, 2018	July 31, 2019	July 31, 2018	July 31, 2019	July 31, 2018
		Fair value	Dividend income recognized		Dividend income recognized
Common shares	$1,596	$1,804	$12	$20	$52	$53
Preferred shares	249	370	4	4	11	12
Total	$1,845	$2,174	$16	$24	$63	$65

The Bank disposed of certain equity securities in line with the Bank's investment strategy with a fair value of $4 million and $316 million during the three and nine months ended July 31, 2019, respectively (three and nine months ended July 31, 2018 – $3 million and $17 million, respectively). The Bank realized a cumulative gain (loss) of $(1) million and $67 million during the three and nine months ended July 31, 2019, respectively (three and nine months ended July 31, 2018 – $1 million and $3 million, respectively) on disposal of these equity securities and recognized dividend income of nil and $3 million during the three and nine months ended July 31, 2019, respectively (three and nine months ended July 31, 2018 – nil).

Net Securities Gains (Losses)
(millions of Canadian dollars)	For the three months ended		For the nine months ended
	July 31 2019	July 31 2018	July 31 2019	July 31 2018
Debt securities at amortized cost
Net realized gains (losses)	$1	$25	$45	$55
Debt securities at fair value through other comprehensive income
Net realized gains (losses)	22	16	2	22
Total	$23	$41	$47	$77

Credit Quality of Debt Securities

The Bank evaluates non-retail credit risk on an individual borrower basis, using both a borrower risk rating and facility risk rating, as detailed in the shaded area of the "Managing Risk" section of the 2018 MD&A. This system is used to assess all non-retail exposures, including debt securities.

The following table provides the gross carrying amounts of debt securities measured at amortized cost and debt securities at FVOCI by internal risk ratings for credit risk management purposes, presenting separately those debt securities that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Debt Securities by Risk Ratings

(millions of Canadian dollars)										As at
	July 31, 2019					October 31, 2018
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Debt securities
Investment grade	$227,236	$–	$	n/a	$227,236	$230,488	$–	$	n/a	$230,488
Non-Investment grade	2,157	16		n/a	2,173	2,140	54		n/a	2,194
Watch and classified	–	–		–	–	–	11		–	11
Default	n/a	n/a		–	–	n/a	n/a		234	234
Total debt securities	229,393	16		–	229,409	232,628	65		234	232,927
Allowance for credit losses on debt securities at amortized cost	1	–		–	1	1	4		70	75
Debt securities, net of allowance	$229,392	$16		$–	$229,408	$232,627	$61		$164	$232,852

As at July 31, 2019, the allowance for credit losses on debt securities was $4 million (October 31, 2018 – $80 million), comprised of $1 million (October 31, 2018 – $75 million) for debt securities at amortized cost (DSAC) and $3 million (October 31, 2018 – $5 million) for debt securities at FVOCI. For both the three and nine months ended July 31, 2019, the Bank reported a provision (recovery) for credit losses of nil (three and nine months ended July 31, 2018 – provision (recovery) of credit losses of nil and $(2) million, respectively) on DSAC. For the three and nine months ended July 31, 2019, the Bank reported a provision (recovery) of credit losses of nil and $(2) million, respectively (three and nine months ended July 31, 2018 – provision (recovery) for credit losses of $(9) million and $11 million, respectively) on debt securities at FVOCI.